Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
7. Equity Method Investments

Interests in investments that are accounted for using the equity method, are recognized initially at cost and subsequently include the Company’s share of the profits or losses and other comprehensive income of equity-accounted investees. As of December 31, 2023, and 2022, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2022	December 31, 2023
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Unigas International B.V. (“Unigas”)	33.3%	33.3%
Dan Unity CO2 A/S ('Dan Unity')	50%	50%
Luna Pool Agency Limited (“Pool Agency”)	50%	50%
Azane Fuel Solutions AS ("Azane")	—	14.5%
Bluestreak CO2 Limited ("Bluestreak")	—	50%

Equity method gains, including amortized costs, recognized in the share of result of equity method investments for the year ended December 31, 2023 were $20.6 million (December 31, 2022 and 2021: equity method gains of $25.8 million and $11.1 million, respectively).

Export Terminal Joint Venture

To December 31, 2023 the has Company contributed $181.5 million to the Export Terminal Joint Venture, being our total share of the capital cost for the construction of the Ethylene Export Terminal and the Terminal Expansion Project. Cumulative interest and associated costs capitalized on the investment in the Export Terminal Joint Venture are amortized over the estimated useful life of the Ethylene Export Terminal, which originally began commercial operations in December 2019 and which Terminal Expansion Project is due to commence in January 2025.

As of December 31, 2023, the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $5.2 million (December 31, 2022: $5.8 million). The costs amortized in the year ended December 31, 2023 were $0.3 million and are presented in the share of result of equity method investments within our consolidated statement of operations. (December 31, 2022, and 2021: $0.3 million and $0.3 million, respectively).

Luna Pool Agency Limited

In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas to form and manage the Luna Pool as Pool Participants. As part of the formation, Luna Pool Agency Limited, (the “Pool Agency”), was incorporated in May 2020. The Pool Participants jointly own the Pool Agency on an equal basis, and both have equal board representation. As of December 31, 2023 and 2022, we have recognized the Company’s initial investment of one British pound in the Pool Agency within equity method investments on our consolidated balance sheet. The Pool Agency has no activities other than that as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.

Unigas International B.V. ("Unigas B.V.")

Unigas B.V based in the Netherlands is an independent commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas B.V. is the operator of the Unigas pool. The Company owns a 33.3% equity interest in Unigas B.V. and accounts for it using the equity method. It was recognized initially at fair value and subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income.
Dan Unity CO2 A/S ("Dan Unity")

In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating an equally owned joint venture, Dan Unity CO2 A/S, a Danish entity, with the aim of undertaking commercial and technical projects relating to seaborne transportation of CO2.

We account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the Dan Unity CO2 A/S operating and financial policies. As of December 31, 2023, we have recognized the Company’s initial investment at cost along with the Company’s share of the profits or losses and other comprehensive income of equity accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.

Azane Fuel Solutions AS ("Azane")

Azane, a joint venture between ECONNECT Energy AS and Amon Maritime AS , both of Norway, was founded in Norway in 2020 as a company that develops proprietary technology and services for ammonia fuel handling, to facilitate the transition to green fuels for shipping. The Company acquired a 14.5% equity interest in Azane on October 25, 2023 and accounts for it using the equity method. It was recognized initially at cost.

Subject to customary conditions, Azane intends to build the world’s first ammonia bunkering network, with Yara Clean Ammonia ("Yara") already pre-ordering 15 units from Azane. The first green ammonia bunkering units are scheduled to be delivered in 2025 enabling a low carbon fuel offering to shipowners. The investment made by Yara and Navigator is expected to enable Azane to begin construction of its first bunkering unit for ammonia supply in Norway, aiming to kickstart the transition to zero-carbon fuels for maritime transportation. Future value creation for Azane is expected to come through international expansion with its bunkering solutions and broadening of its offerings in ammonia fuel handling technology.

Bluestreak CO2 Limited ("Bluestreak")

Bluestreak is a 50% joint venture between the Company and Bumi Armada, one of the world’s largest floating infrastructure operators. The joint venture aims to provide an end-to-end solution for carbon emitters to capture, transport, sequester and store their carbon dioxide emissions in line initially with the United Kingdom’s Industrial Decarbonisation Strategy. It is anticipated that the Bluestreak joint venture will design and implement a value chain of shuttle tankers delivering to a floating carbon storage and injection unit. The complete value chain is expected to safely and reliably transport and provide buffer storage of liquid carbon dioxide. The Bluestreak joint venture is subject to the execution of definitive documentation, approvals by the respective boards of directors of the Company and Bumi Armada, applicable regularly approvals and other customary closing conditions. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.

The table below represents movement in the Company’s equity method investments, as of December 31, 2023, 2022 and 2021:

	2021	2022	2023
	(in thousands)
Equity method investments at January 1	$148,665	$150,209	$148,534
Equity contributions to joint venture entity	4,000	—	35,000
Equity method investments – additions	2,580	—	1,559
Share of results	11,147	25,794	20,607
Distributions received from equity method investments	(16,183)	(27,469)	(30,790)
Total equity method investments at December 31	$150,209	$148,534	$174,910

Summarized financial information for these equity method investees is included below; among the equity method investees are the Export Terminal Joint Venture, the Luna Pool Agency, Unigas B.V., Bluestreak, Dan Unity and Azane. No changes occurred to the ownership in each of the equity method investees during the year ended December 31, 2023. For investments acquired during the reported periods, amounts reflect 100% of the investees' results beginning on the date of our acquisition of the investment. The Export Terminal Joint Venture contributed $20.1 million for the year ended December 31, 2023, which represents majority of our share of results of equity method investments (December 31, 2022 and 2021: equity method gains of $25.8 million and $11.1 million, respectively).

The summarized balance sheet data of the operating entity investments consists of the following:

	December 31, 2022	December 31, 2023
	(in thousands)
Current assets	$33,834	$55,731
Non-current assets	264,507	304,646
Total Assets	$298,341	$360,377

Current liabilities	13,246	25,793
Non-current liabilities	32	296
Total Liabilities	$13,278	$26,089

Total Equity	$285,063	$334,288

The summarized operating data of the operating entity investments was as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Total revenues	$76,271	$118,386	$107,792
Operating Income	24,250	53,116	$41,454
Net income	24,034	53,357	$41,607
Net income attributable to the investees	$11,816	$26,472	$20,671